New or revised IFRSs not yet adopted	12 Months Ended
Dec. 31, 2024
New or revised IFRSs not yet adopted

26. New or revised IFRSs not yet adopted

Effective for annual reporting periods beginning on or after

Amendments to IAS 21	Lack of exchangeability	January 1, 2025

The directors anticipate that the application of all new and amendments to IFRSs will have no material impact on the financial statements in the foreseeable future.

ESGL Holdings Limited

Notes to the Consolidated Financial Statements for Financial Years ended December 31, 2024 and 2023